Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	€ 76,437	€ 85,712	€ 27,238
Repayments of shareholder loan	108,286	43,104	37,606
Interest expenses	9,365	3,858	1,185
Borrowings	14,166	46,015
Other current liabilities	2,020	5,059
Fosun International Limited [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	66,531	79,684	27,238
Repayments of shareholder loan	106,418	42,642	34,392
Interest expenses	8,355	3,754	1,185
Borrowings		39,887
Other current liabilities	26	4,514
Other current assets	263
Shanghai Fosun High Technology (Group) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	5,853	4,510
Repayments of shareholder loan	177	385	€ 3,214
Interest expenses	762	79
Consulting expenses		263
Payments on behalf of the Group	139	147
Borrowings	10,363	4,687
Other current liabilities	1,216	542
Shanghai Fosun High Technology Group Finance Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Proceeds of shareholder loan	4,053	1,518
Repayments of shareholder loan	1,691	77
Interest expenses	248	25
Borrowings	3,803	1,441
Other current liabilities	8	3
Shanghai Fosun Bund Property Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Rental expenses	1,201	€ 371
Other current liabilities	€ 770